Quarterly Financial Data (unaudited) (Notes)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table summarizes quarterly financial data for the years ended December 31, 2014 and 2013 (in millions, except per share amounts).

	Quarters				Total Year
	First (a)	Second	Third	Fourth
	(In millions except per share amounts)
2014
Revenues	$9,933	$11,104	$11,151	$8,445	$40,633
Cost of sales	8,948	9,867	9,594	7,282	35,691
Operating expenses	591	598	624	589	2,402
Operating income	238	410	702	282	1,632
Net Earnings from Continuing Operations	104	240	414	159	917
Loss from discontinued operations, net of tax	(1)	—	(1)	(27)	(29)
Net earnings	103	240	413	132	888
Net earnings attributable to Tesoro Corporation	78	224	396	145	843
Net earnings per share (b):
Basic	$0.59	$1.73	$3.10	$1.15	$6.56
Diluted	$0.58	$1.70	$3.05	$1.13	$6.44
2013
Revenues	$7,347	$8,897	$11,241	$10,116	$37,601
Cost of sales	6,563	7,909	10,355	9,258	34,085
Operating expenses	368	441	542	560	1,911
Operating income	193	364	146	52	755
Net Earnings from Continuing Operations	105	249	74	6	434
Earnings (loss) from discontinued operations, net of tax	(1)	(11)	35	(3)	20
Net earnings	104	238	109	3	454
Net earnings (loss) attributable to Tesoro Corporation	93	227	99	(7)	412
Net earnings (loss) per share (b):
Basic	$0.68	$1.67	$0.74	$(0.05)	$3.05
Diluted	$0.67	$1.64	$0.72	$(0.05)	$3.00
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(a)
The amounts shown above may differ from those previously reported in our quarterly reports on Form 10-Q for the quarter ended March 31, 2013 due to the sale of the Hawaii Business in September 2013 as discussed in Note 4. The results of operations of the Hawaii Business have been presented as discontinued operations for all periods presented.

(b)
Includes earnings (loss) attributable to Tesoro from continuing and discontinued operations. The sum of four quarters may not equal annual results due to rounding or the quarterly number of shares outstanding.